UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check Here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Kit Cole Investment Advisory Services
Address:	851 Irwin Street, Suite 301
		San Rafael, CA  94901

13F File Number: 028-05287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Elizabeth Schrock
Title:		Compliance Officer
Phone:		415-457-9000
Signature, Place and Date of Signing:

	Elizabeth Schrock	San Rafael, California 	August 13, 2001

Report Type (check only one):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None.

Form 13F Information Table Entry Total:	43

Form13F Information Table Value Total:	$71,395,000



List of Other Included Managers:		None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

Kit Cole Investment Advisory Services






2Q01 13F Information Table

















Name of Issuer
Title of
Cusip
Mkt Value
Shares
SH/
Investment
Other
Voting

Class

(x $1000)

PRN
Discretion
Managers
Discretion









Adobe Systems
COM
00724f101
4,294
91360
SH
SOLE
NONE
SOLE
AOL Time Warner
COM
02364j104
2,855
53865
SH
SOLE
NONE
SOLE
Abgenix
COM
00339b107
981
21800
SH
SOLE
NONE
SOLE
Applied Materials
COM
38222105
2,520
51325
SH
SOLE
NONE
SOLE
Applied Micro Circuits
COM
03822w109
1,017
59102
SH
SOLE
NONE
SOLE
BEA Systems
COM
73325102
883
28750
SH
SOLE
NONE
SOLE
Baxter International
COM
71813109
1,550
30700
SH
SOLE
NONE
SOLE
Brocade Comm.
COM
111621108
329
7475
SH
SOLE
NONE
SOLE
Celestica Inc.
COM
15101q108
1,294
25125
SH
SOLE
NONE
SOLE
Ciena Corporation
COM
171779101
225
5923
SH
SOLE
NONE
SOLE
Cisco Systems
COM
17275r102
1,338
73532
SH
SOLE
NONE
SOLE
Costco Wholesale
COM
22160q102
1,585
38575
SH
SOLE
NONE
SOLE
Dell Computer
COM
247025109
1,221
46700
SH
SOLE
NONE
SOLE
E. Piphany, Inc.
COM
26881v100
1,057
104075
SH
SOLE
NONE
SOLE
Ebay
COM
278642103
3,678
53700
SH
SOLE
NONE
SOLE
Flextronics
COM
y2573f102
2,044
78300
SH
SOLE
NONE
SOLE
General Electric
COM
369604103
3,432
70039
SH
SOLE
NONE
SOLE
Goldman Sachs
COM
38141g104
2,443
28475
SH
SOLE
NONE
SOLE
Home Depot
COM
437076102
1,852
39200
SH
SOLE
NONE
SOLE
Household International
COM
441815107
2,955
44300
SH
SOLE
NONE
SOLE
Human Genome
COM
444903108
731
12125
SH
SOLE
NONE
SOLE
Inktomi Corp.
COM
457277101
1,429
149000
SH
SOLE
NONE
SOLE
Jabil Circuit Inc.
COM
466313103
1,028
33300
SH
SOLE
NONE
SOLE
Juniper Networks, Inc.
COM
48203r104
194
6250
SH
SOLE
NONE
SOLE
KLA-Tencor Corp.
COM
482480100
3,387
57925
SH
SOLE
NONE
SOLE
Lowe's Cos
COM
548661107
1,852
25525
SH
SOLE
NONE
SOLE
Micromuse, Inc.
COM
595094103
1,948
69600
SH
SOLE
NONE
SOLE
Millennium Pharm
COM
599902103
724
20350
SH
SOLE
NONE
SOLE
Nokia
COM
654902204
1,045
47075
SH
SOLE
NONE
SOLE
Providian Financial
COM
74406a102
1,862
31450
SH
SOLE
NONE
SOLE
Retek Inc.
COM
76128q109
2,179
45450
SH
SOLE
NONE
SOLE
Sanmina Corp.
COM
800907107
1,939
82825
SH
SOLE
NONE
SOLE
Shaw Group Inc.
COM
820280105
1,069
26650
SH
SOLE
NONE
SOLE
Siebel Systems
COM
826170102
895
19075
SH
SOLE
NONE
SOLE
State Street Corp
COM
857477103
344
6952
SH
SOLE
NONE
SOLE
Sun Microsystems
COM
866810104
1,809
115068
SH
SOLE
NONE
SOLE
SuperGen Inc.
COM
868059106
324
22000
SH
SOLE
NONE
SOLE
Target Corp.
COM
87612e106
1,311
37900
SH
SOLE
NONE
SOLE
Tenet Healthcare
COM
88033G100
2,570
49800
SH
SOLE
NONE
SOLE
United HealthCare
COM
91324P102
1,757
28450
SH
SOLE
NONE
SOLE
VeriSign, Inc.
COM
92343e102
1,247
20775
SH
SOLE
NONE
SOLE
Washington Mutual
COM
939322103
2,693
71714
SH
SOLE
NONE
SOLE
Zale Corporation
COM
9888584106
1,505
44650
SH
SOLE
NONE
SOLE



71,395